Ordinary Shares and Series A-1 Convertible Preferred Shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands												12 Months Ended
	Aug. 07, 2023 shares	Jul. 19, 2023 CNY (¥) shares	Jul. 19, 2023 USD ($) $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Mar. 03, 2023 CNY (¥) shares	Mar. 03, 2023 USD ($) $ / shares shares	Feb. 10, 2023 USD ($) $ / shares shares	Dec. 08, 2022 CNY (¥) shares	Dec. 08, 2022 USD ($) $ / shares shares	Nov. 29, 2022 shares	Nov. 01, 2019 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2023 $ / shares shares	Jul. 21, 2023 $ / shares shares	Feb. 21, 2023 shares	Oct. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2013 $ / shares shares
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Common stock shares authorized											1,000,000,000							50,000,000,000		2,000,000,000
Common stock shares par value (in Dollars per share) | $ / shares																		$ 0.0000001		$ 0.0000001
Common stock shares issued																				975,308,700
Authorized share capital (in Dollars) | $																		$ 5,000
Net proceed received from common stock		¥ 46,245	$ 6,471		¥ 158	$ 23		¥ 3,136	$ 450
Received amount (in Dollars) | $							$ 21,000
Shares adjusted price percentage							64.00%
Conversion notice proceeding days							5 days
Depository share price (in Dollars per share) | $ / shares							$ 0.47
Number of ordinary shares							375					(5,625)			(5,625)
Number of trading days prior to the closing notice date												30 days	30 days
Common Stock [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Initial public offering		4,285,711,875	4,285,711,875
Minimum [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Common stock shares authorized																			2,000,000,000
Note maturity term												30 days	30 days
Maximum [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Common stock shares authorized																			2,275,948,587
Note maturity term												3 years	3 years
Regular Warrant [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Initial public offering		4,285,711,875	4,285,711,875
Reset Warrant [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Initial public offering	8,169,637,500	10,714,279,875	10,714,279,875
Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Principal amount (in Dollars) | $				$ 21,000			$ 21,000
Note maturity term							6 months
Interest rate							8.00%
Conversion price (in Dollars per share) | $ / shares				$ 0.00112
IPO [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Common stock shares authorized											5,000,000,000
Common stock shares par value (in Dollars per share) | $ / shares											$ 0.0000001
Authorized share capital (in Dollars) | $											$ 500
Class A Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Common stock shares authorized											3,380,061,942							30,000,000,000
Common stock shares par value (in Dollars per share) | ¥ / shares												¥ 0.0000001		¥ 0.0000001
Common stock shares issued												33,312,108,296		1,850,866,648	33,312,108,296
Ordinary shares re-designated											325,773,972
Conversion of ordinary shares											715,043,731
Initial public offering								375,000,000	375,000,000
Purchase price (in Dollars per share) | $ / shares			$ 0.00187						$ 0.0017						$ 0.52
Net proceed received from common stock												¥ 498,436	$ 71,596
Ordinary shares voting rights												one	one
Convertible of ordinary share												1	1
Class A Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Initial public offering		4,285,711,875	4,285,711,875		120,811,500	120,811,500						12,576,160,875	12,576,160,875	375,000,000
Purchase price (in Dollars per share) | $ / shares			$ 0.0019			$ 0.0017
Class A Ordinary Shares [Member] | Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Aggregate converted shares				18,750,000,000
Class A Ordinary Shares [Member] | IPO [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Initial public offering												150,000,000	150,000,000
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Initial public offering												12,504,475	12,504,475
Class B Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Common stock shares authorized											619,938,058							10,000,000,000
Common stock shares par value (in Dollars per share) | ¥ / shares												¥ 0.0000001		¥ 0.0000001
Common stock shares issued												490,418,360		619,938,058	490,418,360
Ordinary shares re-designated											619,938,058
Ordinary shares voting rights												ten	ten
Class B Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Initial public offering
Class C Ordinary Share [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Common stock shares par value (in Dollars per share) | ¥ / shares												¥ 0.0000001		¥ 0.0000001
Common stock shares issued												7,071,427		75,000	7,071,427
Initial public offering								75,000	75,000
Purchase price (in Dollars per share) | $ / shares									$ 0.0036
Sale of shares										7,875,000
Ordinary shares voting rights												10,000	10,000
Class C Ordinary Share [Member] | Common Stock [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Common stock shares issued																1,371,427
Initial public offering												6,996,427	6,996,427	75,000
Purchase price (in Dollars per share) | $ / shares																$ 0.00223
Class C Ordinary Share [Member] | Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Initial public offering				5,625,000
Purchase price (in Dollars per share) | $ / shares				$ 0.00271
Board of Directors [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Common stock shares authorized																		10,000,000,000
Mr. Jiancheng Li [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items}
Common stock shares issued																	129,519,698